Quarterly Holdings Report
for

Fidelity Freedom® Blend 2040 Fund

June 30, 2020

FBF-Y40-QTLY-0820
1.9892475.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,396,928	$78,836,925
Fidelity Series Commodity Strategy Fund (a)	4,664,121	17,910,225
Fidelity Series Large Cap Growth Index Fund (a)	4,262,761	53,625,539
Fidelity Series Large Cap Stock Fund (a)	3,894,546	54,796,263
Fidelity Series Large Cap Value Index Fund (a)	9,412,085	103,438,814
Fidelity Series Small Cap Opportunities Fund (a)	2,147,510	26,264,044
Fidelity Series Value Discovery Fund (a)	3,165,219	37,033,065
TOTAL DOMESTIC EQUITY FUNDS
(Cost $368,024,404)		371,904,875

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	1,715,828	16,368,997
Fidelity Series Emerging Markets Fund (a)	1,259,364	10,767,558
Fidelity Series Emerging Markets Opportunities Fund (a)	5,073,591	97,260,736
Fidelity Series International Growth Fund (a)	2,595,677	44,489,901
Fidelity Series International Index Fund (a)	1,921,961	18,239,412
Fidelity Series International Small Cap Fund (a)	904,730	14,457,593
Fidelity Series International Value Fund (a)	5,291,065	44,497,859
Fidelity Series Overseas Fund (a)	4,295,137	44,325,816
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $288,509,755)		290,407,872

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	7,142	79,634
Fidelity Series Emerging Markets Debt Fund (a)	515,846	4,627,137
Fidelity Series Floating Rate High Income Fund (a)	115,418	994,904
Fidelity Series Government Bond Index Fund (a)	8,505	95,848
Fidelity Series High Income Fund (a)	571,772	5,048,743
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,362,838	14,241,653
Fidelity Series Investment Grade Bond Fund (a)	8,806	106,821
Fidelity Series Investment Grade Securitized Fund (a)	6,887	73,141
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,569,533	16,307,444
Fidelity Series Real Estate Income Fund (a)	307,980	2,975,086
TOTAL BOND FUNDS
(Cost $42,989,479)		44,550,411

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.12% (b)	49	49
Fidelity Series Government Money Market Fund 0.25% (a)(c)	124,309	124,309
Fidelity Series Short-Term Credit Fund (a)	134,586	1,375,464
Fidelity Series Treasury Bill Index Fund (a)	841,903	8,427,446
TOTAL SHORT-TERM FUNDS
(Cost $9,899,597)		9,927,268
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $709,423,235)		716,790,426
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,970)
NET ASSETS - 100%		$716,780,456

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$53,295,544	$11,344,683	$7,378,250	$--	$321,840	$21,253,108	$78,836,925
Fidelity Series Canada Fund	12,765,429	2,204,053	592,564	--	(122,049)	2,114,128	16,368,997
Fidelity Series Commodity Strategy Fund	18,602,659	2,375,303	3,872,575	--	(808,036)	1,612,874	17,910,225
Fidelity Series Corporate Bond Fund	164,811	21,060	111,695	524	(9,522)	14,980	79,634
Fidelity Series Emerging Markets Debt Fund	3,735,342	488,291	44,064	59,430	723	446,845	4,627,137
Fidelity Series Emerging Markets Fund	6,612,327	2,679,836	84,123	--	3,953	1,555,565	10,767,558
Fidelity Series Emerging Markets Opportunities Fund	60,871,006	22,009,011	1,419,825	--	(15,944)	15,816,488	97,260,736
Fidelity Series Floating Rate High Income Fund	829,033	114,695	10,661	10,937	173	61,664	994,904
Fidelity Series Government Bond Index Fund	251,199	13,315	168,979	363	(151)	464	95,848
Fidelity Series Government Money Market Fund 0.25%	5,078,540	4,861,113	9,815,344	3,371	--	--	124,309
Fidelity Series High Income Fund	4,206,121	586,876	53,303	68,094	775	308,274	5,048,743
Fidelity Series Inflation-Protected Bond Index Fund	12,505,366	2,734,972	1,457,051	6,973	(9,971)	468,337	14,241,653
Fidelity Series International Growth Fund	37,076,431	5,353,613	4,835,715	--	187,360	6,708,212	44,489,901
Fidelity Series International Index Fund	14,568,713	2,022,046	736,722	--	(57,268)	2,442,643	18,239,412
Fidelity Series International Small Cap Fund	11,048,153	1,408,564	226,648	--	14,252	2,213,272	14,457,593
Fidelity Series International Value Fund	35,647,691	5,682,941	3,563,872	--	(159,501)	6,890,600	44,497,859
Fidelity Series Investment Grade Bond Fund	248,523	21,093	167,168	666	(6,470)	10,843	106,821
Fidelity Series Investment Grade Securitized Fund	172,200	17,483	116,860	251	--	318	73,141
Fidelity Series Large Cap Growth Index Fund	39,786,276	8,356,471	4,908,604	958,928	308,730	10,082,666	53,625,539
Fidelity Series Large Cap Stock Fund	41,404,147	7,723,942	1,768,451	--	(88,154)	7,524,779	54,796,263
Fidelity Series Large Cap Value Index Fund	76,703,329	17,583,680	1,706,991	--	(141,641)	11,000,437	103,438,814
Fidelity Series Long-Term Treasury Bond Index Fund	14,013,171	4,136,379	1,501,975	298,685	196,510	(536,641)	16,307,444
Fidelity Series Overseas Fund	35,484,619	6,489,340	4,745,847	--	(407,277)	7,504,981	44,325,816
Fidelity Series Real Estate Income Fund	2,292,455	364,282	33,403	39,179	103	351,649	2,975,086
Fidelity Series Short-Term Credit Fund	1,321,969	7,946	--	7,946	--	45,549	1,375,464
Fidelity Series Small Cap Opportunities Fund	20,518,813	3,340,330	1,715,830	--	(360,595)	4,481,326	26,264,044
Fidelity Series Treasury Bill Index Fund	14,573,808	152,185	6,250,519	53,262	(17,819)	(30,209)	8,427,446
Fidelity Series Value Discovery Fund	24,063,777	9,072,590	306,424	--	8,391	4,194,731	37,033,065
	547,841,452	121,166,093	57,593,463	1,508,609	(1,161,588)	106,537,883	716,790,377

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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